Taxation - Schedule of Reconciles Effective Tax (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Expected enterprise income tax benefit (expense) at statutory tax rate		$ (13,053)	$ (5)	$ (82,372)
Expenses non-deductible for tax purpose		2,604	$ 5	$ 82,372
Changes in valuation allowance		$ 10,449
Effective enterprise income tax